Share-based payments	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Share-based payments	35 Share-based payments
In connection with the IPO, in April 2024, the Group adopted the Global Omnibus Plan, which provides for the grant of share options, including incentive share options, conditional awards, restricted shares, share appreciation rights or any other share- or cash-based awards to eligible employees and non-employees. New awards are all granted within the terms of this plan.
The Group operates three equity-settled share-based remuneration schemes for Executive
Directors and senior management. These are a deferred bonus plan, a retention long term incentive plan and an annual long term incentive plan. In addition there have been two new share-based payment schemes in 2024, the all employee award and a non executive directors' award. All are United Kingdom tax authority unapproved schemes. The cost of the service is calculated by reference to the fair value of shares at the grant date, the number of shares expected to vest under the schemes and the probability that the performance and the service conditions will be met. The cost of the service is recognised in the income statement over the period that the recipient provides service and there is a shared understanding of the terms and conditions of the arrangement. The recipient to whom these awards were granted must not depart from the Group, and such an action would require a forfeiture of some or all of the award depending on the conditions under which the employee were to leave.
Deferred Bonus Plan
Members of the scheme are awarded a fixed number of non-voting ordinary shares vesting in three equal tranches over the three years following the date of grant. As the awards are based on the employees’ annual performance, the fair value has been expensed from the beginning of the year for which the bonus had been awarded. Prior to the IPO, the fair value of a share award at grant date was the final price approved by the Remuneration Committee and determined based on a multiple of earnings as at grant date with reference to comparable peer companies. Post IPO, the fair value of a share award is based on the Group's quoted share price at the date of the grant.
Retention Long Term Incentive Plan
Members of the scheme are awarded a variable number of non-voting ordinary shares three years after the grant date. The number of shares awarded is determined by reference to a hurdle return on equity of the Group and to growth targets for the profit after tax of the Group over the three-year period.
Prior to the IPO, the fair value of a share award at grant date was the final price approved by the
Remuneration Committee and determined based on a multiple of earnings as at grant date with reference to comparable peer companies. Post IPO, the fair value of a share award is based on the Group's quoted share price at the date of the grant.
Annual Long Term Incentive Plan
Members of the scheme are awarded a variable number of non-voting ordinary shares three years after the grant date. The number of shares awarded is determined by reference to financial underpins; the first is a hurdle return on equity of the Group and the second underpin is growth targets for the adjusted profit before tax over the 3-year period. Prior to the IPO, the fair value of a share award at grant date was the final price approved by the Remuneration Committee and determined based on a multiple of earnings as at grant date with reference to comparable peer companies. Post IPO, the fair value of a share award is based on the Group's quoted share price at the date of the grant.
All Employee Award
As part of the IPO, members of the scheme have been awarded a fixed number of non-voting ordinary shares which vest three years after the grant date. The fair value of a share award is based on the Group's quoted share price at grant date.
Non-Executive Directors' Award
Members of the scheme are awarded a fixed number of non-voting ordinary shares which vest one year after the grant date. The fair value of a share award is based on the Group's quoted share price at grant date.
The charge for the year arising from share-based payment schemes was as follows:

	2024	2023
	$m	$m
Deferred Bonus Plan	20.0	13.8
Retention Long Term Incentive Plan	4.0	4.5
Annual Long Term Incentive Plan	4.6	2.0
All Employee Plan	0.6	—
Non-Executive Directors' Plan	0.4	—
Total equity-settled share-based payments	29.6	20.3
Movement on share awards

	2024	2023
	Number	Number
Outstanding at the beginning of the year	8,621,240	5,835,142
Reverse Share Split	(4,316,287)	0
Granted during the year	2,256,357	3,067,596
Vested during the year	(496,240)	(281,498)
Forfeited during the year	(17,241)	—
Outstanding at the end of the year	6,047,829	8,621,240
Weighted average fair value of awards granted ($)	18.5	6.8
In connection with the IPO, steps were taken to reorganise share capital resulting in the reverse share split. Further detail is provided in note 28 'Share Capital'.
Previous share-based payment schemes
In addition to the five equity-settled share-based remuneration schemes currently active and outlined above, there were a number of share based remuneration schemes which had been granted historically. The instruments issued under those plans included growth shares, nil cost options, growth share options and warrants. The settlement event for these instruments was the liquidity event which occurred on 25 April 2024. All of those outstanding instruments were settled in exchange for a number of the Group’s ordinary shares and deferred shares.
As the IPO was a liquidity event, the following transactions took place:
•All the holders of the growth shares issued under the series granted in 2010, 2011 and 2015 elected for them to be redeemed in non-voting ordinary shares instead of cash and hence
10,842,848 growth shares were converted into 6,789,719 non-voting ordinary shares and
4,450,577 deferred shares.
•The growth shares awarded under the series granted in 2016, 2019 and 2020 vested.  All the holders of these growth shares elected for the awards to be settled in shares instead of cash and hence 14,050,000 growth shares were converted into 8,236,326 non-voting ordinary shares and
5,398,810 deferred shares.
•The 2010 growth options were settled through the issuance of 185,894 newly issued Growth
Shares which in turn was settled with the allocation of 122,810 non-voting ordinary shares and
80,500 deferred shares.
•All the nil cost options were exercised and 592,536 previously issued non-voting ordinary shares were transferred to the holders of the options.
•The warrants granted in 2012 were exercised and 875,171 non-voting ordinary shares were issued.  The warrants granted in 2019 on 268,282 non-voting ordinary shares were terminated and instead, 142,709 ordinary shares will be issued on or shortly following the twelve-month anniversary of the completion date of our IPO. This award remains outstanding as of 31
December 2024.
All of the non-voting ordinary shares of the Company were then reclassified as ordinary shares by way of redesignation. Subsequently, in satisfaction of the dividend entitlement associated with 2016, 2019 and 2020 growth share awards, 2,039,124 ordinary shares were issued. All other instruments issued under the previous share-based remuneration plans have been settled. All the above transactions were settled immediately prior to the IPO and subsequently subject to reverse ordinary share split. See note 29 for further information.